Note Payable - Summary of Note Payable (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Less unamortized debt issuance costs, noncurrent	$ 6,295,000	$ 6,509,206	$ 1,574,838
Total carrying amount	29,389,000	29,174,794	6,891,762
Less current maturities		0	1,810,468
Total long-term Note Payable	29,389,000	29,174,794	5,081,294
Subscription Agreement
Debt Instrument [Line Items]
Notes payable	$ 35,684,000	$ 35,684,000	6,000,000
GEM
Debt Instrument [Line Items]
Notes payable			1,476,600
Total long-term Note Payable			5,081,294
Airframe
Debt Instrument [Line Items]
Notes payable			$ 990,000